DEBT (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of long-term debt instruments

(in thousands of $)	2012	2011
Term Notes due February 1, 2019	45,445	49,345
Less: short-term portion	(4,220)	(3,900)
	41,225	45,445

Schedule of maturities of long-term debt	The outstanding debt as of December 31, 2012 is repayable as follows:

(in thousands of $)
Year ending December 31,
2013	4,220
2014	4,570
2015	4,940
2016	5,345
2017	5,785
Thereafter	20,585
45,445

Schedule of sinking fund redemption payments
The following table provides the scheduled sinking fund redemption amounts and final principal payment on the Term Notes.

Scheduled Payment Date (in thousands of $)	Amount
February 1, 2013	2,070
August 1, 2013	2,150
February 1, 2014	2,240
August 1, 2014	2,330
February 1, 2015	2,420
August 1, 2015	2,520
February 1, 2016	2,620
August 1, 2016	2,725
February 1, 2017	2,835
August 1, 2017	2,950
February 1, 2018	3,070
August 1, 2018	3,190
February 1, 2019	14,325
Total debt	45,445